Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Short-term loans		¥ 878,000		$ 126,117	¥ 878,000
Interest expense	¥ 30,232	31,851	¥ 29,523
NetEase Group [Member]
Related Party Transaction [Line Items]
Short-term loans		878,000			¥ 878,000
Interest expense	¥ 30,232	¥ 31,851	¥ 29,523
NetEase Group [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Effective interest rate	3.90%	3.90%
NetEase Group [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Effective interest rate	3.50%	3.50%